DOCUMENT AND ENTITY INFORMATION	12 Months Ended
Jun. 30, 2012
Entity Registrant Name	Blue Wolf Mongolia Holdings Corp.
Entity Central Index Key	0001517526
Current Fiscal Year End Date	--06-30
Entity Filer Category	Non-accelerated Filer
Trading Symbol	mngl
Entity Common Stock, Shares Outstanding	10,062,500
Document Type	20-F
Amendment Flag	true
Amendment Description	On December 30, 2012, Blue Wolf Mongolia Holdings Corp., a British Virgin Islands company ("we," "us," "our," or the "Company"), changed its fiscal year end from February 28 to June 30 solely for financial accounting purposes. As a result of this change, the Company's current fiscal year will end on June 30, 2013. This Transition Report (the "Transition Report") discloses the financial results for the four month transition period from March 1, 2012 through June 30, 2012. This Transition Report was prepared pursuant to Rule 13a-10(g)(4) of the Securities Exchange Act of 1934, as amended (the "Exchange Act"), which permits us to respond to only Items 5, 8.A.7., 13, 14 and 17 or 18 of Form 20-F. The Company intends to file its Annual Report on Form 20-F for the fiscal year ending June 30, 2013 within four months following the conclusion of the fiscal year. Blue Wolf Mongolia Holdings Corp. is filing this Amendment No. 1 to Transition Report on Form 20-F/A (this "Amendment") to amend and restate its Transition Report on Form 20-F for the period ended June 30, 2012, originally filed on April 1, 2013 (the "Original Filing"). This Amendment is being filed to (i) amend the disclosure in Item 5. Operating and Financial Review and Prospects and (ii) amend and restate the transition financial statements and footnotes in Item 18. Financial Statements. In addition, as required by Rule 12b-15 promulgated under the Securities Exchange Act of 1934, as amended (the "Exchange Act"), new certifications by the Company's principal executive officer and principal financial officer are filed as exhibits to this Amendment. This Amendment is being filed to restate our interim financial statements as of June 30, 2012 to correct the accounting for our outstanding warrants. Our original accounting treatment did not recognize a liability for the warrant liability and did not recognize changes in the fair value of that warrant liability in our statement of operations. For additional information regarding this restatement, see "Note 4 - Restatement of Previously Issued Financial Statements" in the Notes to the Financial Statements contained in Item 18. Although this Amendment amends and restates the Original Filing in its entirety, except for the information described above, this Amendment does not reflect events occurring after the filing of the Original Filing and unless otherwise stated herein, the information contained in the Amendment is current only as of the time of the Original Filing. Except as described above, no other changes have been made to the Original Filing. Accordingly, the Amendment should be read in conjunction with the Company's filings made with the Securities and Exchange Commission subsequent to the filing of the Original Filing. The sections of the Original Filing affected by the restatement should no longer be relied upon.
Document Period End Date	Jun. 30, 2012
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2012
Entity Well-Known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes